Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—101.8%
MONEY MARKET FUNDS—13.3%
Invesco Government & Agency Portfolio, 4.69% (a)	125,721,884	$ 125,721,884
Total Money Market Funds		125,721,884
U.S. TREASURIES—88.5%
U.S. Treasury Bills
5.27%, 04/02/2024 (b)	42,000,000	41,993,915
5.23%, 04/04/2024 (b)(c)	30,000,000	29,987,034
5.27%, 04/09/2024 (b)	42,000,000	41,951,126
5.22%, 04/11/2024 (b)(c)	36,000,000	35,947,660
5.28%, 04/16/2024 (b)	43,000,000	42,905,678
5.23%, 04/18/2024 (b)(c)	36,000,000	35,910,601
5.28%, 04/23/2024 (b)	43,000,000	42,861,647
5.20%, 04/25/2024 (b)	36,000,000	35,873,955
5.28%, 04/30/2024 (b)	42,000,000	41,822,274
5.21%, 05/02/2024 (b)(c)	34,000,000	33,845,574
5.27%, 05/07/2024 (b)	42,000,000	41,779,768
5.23%, 05/09/2024 (b)	36,000,000	35,799,968
5.27%, 05/14/2024 (b)	43,000,000	42,730,140
5.22%, 05/16/2024 (b)	42,000,000	41,725,747
5.27%, 05/21/2024 (b)	43,000,000	42,685,861
5.24%, 05/23/2024 (b)	42,000,000	41,682,228
5.23%, 05/30/2024 (b)	42,000,000	41,638,109
5.23%, 06/06/2024 (b)(c)	42,000,000	41,598,637
5.24%, 06/13/2024 (b)(c)	42,000,000	41,556,239
5.23%, 06/20/2024 (b)	43,000,000	42,502,012
5.21%, 06/27/2024 (b)	43,000,000	42,457,815
Total U.S. Treasuries		839,255,988
Total Short-Term Investments		964,977,872
Total Investments (Cost $964,976,764)—101.8%		964,977,872
Liabilities in Excess of Other Assets—(1.8%)		(17,024,324)
Net Assets—100.0%		$947,953,548

(a)	The rate shown is the 7 day yield as of March 31, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $177,125,360.
See accompanying notes to the consolidated schedule of portfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

March 31, 2024 (Unaudited)
At March 31, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	681	5/15/2024	$37,900,843	$39,514,684	$1,613,841
Brent Crude Oil	900	6/30/2024	73,360,917	77,535,000	4,174,083
Coffee	402	5/20/2024	28,335,935	28,469,138	133,203
Copper	516	5/29/2024	48,136,622	51,690,300	3,553,678
Corn	2,280	5/14/2024	50,469,743	50,388,000	(81,743)
Cotton	363	5/08/2024	16,603,234	16,585,470	(17,764)
Gasoline	229	5/30/2024	24,600,645	26,166,731	1,566,086
Gold	649	6/26/2024	142,681,255	145,272,160	2,590,905
KC Wheat	537	5/14/2024	16,055,159	15,713,963	(341,196)
Lead LME *	157	5/15/2024	8,003,219	8,028,941	25,722
Lean Hog	591	6/14/2024	24,018,289	23,982,780	(35,509)
Live Cattle	471	6/28/2024	34,705,890	33,959,100	(746,790)
Low Sulfur Gasoil	343	5/10/2024	27,993,508	27,714,400	(279,108)
Natural Gas	2,826	5/26/2024	55,000,476	49,822,380	(5,178,096)
New York Harbor ULSD	185	5/30/2024	21,146,762	20,378,379	(768,383)
Nickel LME *	248	5/15/2024	23,969,320	24,793,279	823,959
Silver	356	5/29/2024	40,417,671	44,350,480	3,932,809
Soybean	871	5/14/2024	51,928,784	51,889,825	(38,959)
Soybean Meal	889	5/14/2024	30,370,083	30,021,530	(348,553)
Soybean Oil	1,087	5/14/2024	31,033,592	31,272,990	239,398
Sugar	1,101	5/30/2024	28,342,009	27,769,862	(572,147)
Wheat	849	5/14/2024	25,330,416	23,782,613	(1,547,803)
WTI Crude Oil	925	5/22/2024	70,426,914	76,932,250	6,505,336
Zinc LME *	365	5/15/2024	21,269,116	22,088,796	819,680
					$16,022,649
Short Contract Positions
Aluminum LME *	(8)	5/15/2024	(446,798)	(464,196)	(17,398)
Lead LME *	(2)	5/15/2024	(102,962)	(102,280)	682
Nickel LME *	(3)	5/15/2024	(317,925)	(299,919)	18,006
Zinc LME *	(4)	5/15/2024	(250,842)	(242,069)	8,773
					$10,063
					$16,032,712

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

March 31, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—101.6%
MONEY MARKET FUNDS—10.3%
Invesco Government & Agency Portfolio, 4.69% (a)	21,476,181	$ 21,476,181
Total Money Market Funds		21,476,181
U.S. TREASURIES—91.3%
U.S. Treasury Bills
5.27%, 04/02/2024 (b)	10,000,000	9,998,551
5.23%, 04/04/2024 (b)(c)	10,000,000	9,995,678
5.27%, 04/09/2024 (b)	10,000,000	9,988,363
5.22%, 04/11/2024 (b)	10,000,000	9,985,461
5.28%, 04/16/2024 (b)	10,000,000	9,978,065
5.23%, 04/18/2024 (b)(c)	10,000,000	9,975,167
5.28%, 04/23/2024 (b)	9,000,000	8,971,043
5.20%, 04/25/2024 (b)	10,000,000	9,964,987
5.28%, 04/30/2024 (b)	9,000,000	8,961,916
5.21%, 05/02/2024 (b)(c)	10,000,000	9,954,581
5.27%, 05/07/2024 (b)	9,000,000	8,952,807
5.23%, 05/09/2024 (b)(c)	10,000,000	9,944,436
5.27%, 05/14/2024 (b)	9,000,000	8,943,518
5.22%, 05/16/2024 (b)	10,000,000	9,934,702
5.27%, 05/21/2024 (b)	9,000,000	8,934,250
5.24%, 05/23/2024 (b)	10,000,000	9,924,340
5.23%, 05/30/2024 (b)	9,000,000	8,922,452
5.24%, 06/13/2024 (b)(c)	9,000,000	8,904,908
5.23%, 06/20/2024 (b)	9,000,000	8,895,770
5.21%, 06/27/2024 (b)	9,000,000	8,886,519
Total U.S. Treasuries		190,017,514
Total Short-Term Investments		211,493,695
Total Investments (Cost $211,494,192)—101.6%		211,493,695
Liabilities in Excess of Other Assets—(1.6%)		(3,335,570)
Net Assets—100.0%		$208,158,125

(a)	The rate shown is the 7 day yield as of March 31, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $40,290,735.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

March 31, 2024 (Unaudited)
At March 31, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	193	5/15/2024	$11,015,802	$11,198,728	$182,926
Aluminum LME *	158	7/17/2024	9,017,057	9,274,008	256,951
Aluminum LME *	144	9/18/2024	8,291,500	8,560,260	268,760
Brent Crude Oil	193	9/30/2024	15,332,244	16,322,010	989,766
Coffee	86	9/18/2024	5,929,318	6,050,100	120,782
Copper	111	9/26/2024	11,062,571	11,274,825	212,254
Corn	489	9/13/2024	11,235,407	11,357,025	121,618
Cotton	78	12/06/2024	3,257,219	3,275,610	18,391
Gasoline	49	9/30/2024	4,939,741	5,190,688	250,947
Gold	139	8/28/2024	28,828,384	31,391,760	2,563,376
KC Wheat	115	9/13/2024	3,367,873	3,396,813	28,940
Lead LME *	45	5/15/2024	2,456,892	2,301,289	(155,603)
Lead LME *	36	7/17/2024	1,877,172	1,856,934	(20,238)
Lead LME *	33	9/18/2024	1,776,017	1,715,390	(60,627)
Lean Hog	127	8/14/2024	5,195,586	5,242,560	46,974
Live Cattle	101	8/30/2024	7,358,042	7,199,280	(158,762)
Low Sulfur Gasoil	74	9/12/2024	5,715,455	5,871,900	156,445
Natural Gas	607	9/28/2024	15,159,943	14,792,590	(367,353)
New York Harbor ULSD	40	9/30/2024	4,298,651	4,399,752	101,101
Nickel LME *	44	5/15/2024	4,740,526	4,398,808	(341,718)
Nickel LME *	57	7/17/2024	5,689,941	5,750,535	60,594
Nickel LME *	53	9/18/2024	5,878,963	5,396,279	(482,684)
Silver	76	9/26/2024	9,548,447	9,651,620	103,173
Soybean	187	11/14/2024	10,986,673	11,091,437	104,764
Soybean Meal	191	12/13/2024	6,589,911	6,614,330	24,419
Soybean Oil	233	12/13/2024	6,561,741	6,749,544	187,803
Sugar	236	10/30/2024	5,663,061	5,828,256	165,195
Wheat	182	9/13/2024	5,170,368	5,382,650	212,282
WTI Crude Oil	198	9/20/2024	15,023,618	15,857,820	834,202
Zinc LME *	104	5/15/2024	6,736,838	6,293,794	(443,044)
Zinc LME *	86	7/17/2024	5,408,161	5,261,932	(146,229)
Zinc LME *	77	9/18/2024	4,947,700	4,743,989	(203,711)
					$4,631,694
Short Contract Positions
Aluminum LME *	(193)	5/15/2024	(10,844,649)	(11,198,729)	(354,080)
Aluminum LME *	(158)	7/17/2024	(8,971,268)	(9,274,008)	(302,740)
Lead LME *	(45)	5/15/2024	(2,337,387)	(2,301,289)	36,098
Lead LME *	(36)	7/17/2024	(1,923,287)	(1,856,934)	66,353
Nickel LME *	(44)	5/15/2024	(4,355,579)	(4,398,808)	(43,229)
Nickel LME *	(57)	7/17/2024	(6,231,464)	(5,750,535)	480,929
Zinc LME *	(104)	5/15/2024	(6,520,684)	(6,293,794)	226,890
Zinc LME *	(86)	7/17/2024	(5,475,989)	(5,261,932)	214,057
					$324,278
					$4,955,972

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

March 31, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—101.8%
MONEY MARKET FUNDS—18.9%
Invesco Government & Agency Portfolio, 4.69% (a)	4,763,264	$ 4,763,264
Total Money Market Funds		4,763,264
U.S. TREASURIES—82.9%
U.S. Treasury Bills
5.27%, 04/02/2024 (b)	1,000,000	999,855
5.23%, 04/04/2024 (b)(c)	1,000,000	999,568
5.27%, 04/09/2024 (b)	1,000,000	998,836
5.22%, 04/11/2024 (b)	1,000,000	998,546
5.28%, 04/16/2024 (b)	1,000,000	997,807
5.23%, 04/18/2024 (b)	1,000,000	997,517
5.28%, 04/23/2024 (b)	1,000,000	996,783
5.20%, 04/25/2024 (b)(c)	1,000,000	996,499
5.28%, 04/30/2024 (b)	1,000,000	995,768
5.21%, 05/02/2024 (b)	1,000,000	995,458
5.27%, 05/07/2024 (b)	1,000,000	994,756
5.23%, 05/09/2024 (b)(c)	1,000,000	994,444
5.27%, 05/14/2024 (b)	1,000,000	993,724
5.22%, 05/16/2024 (b)	1,000,000	993,470
5.27%, 05/21/2024 (b)	1,000,000	992,694
5.24%, 05/23/2024 (b)(c)	1,000,000	992,434
5.23%, 05/30/2024 (b)	1,000,000	991,384
5.23%, 06/06/2024 (b)(c)	1,000,000	990,444
5.24%, 06/13/2024 (b)(c)	1,000,000	989,434
5.23%, 06/20/2024 (b)	1,000,000	988,419
5.21%, 06/27/2024 (b)	1,000,000	987,391
Total U.S. Treasuries		20,885,231
Total Short-Term Investments		25,648,495
Total Investments (Cost $25,648,502)—101.8%		25,648,495
Liabilities in Excess of Other Assets—(1.8%)		(465,376)
Net Assets—100.0%		$25,183,119

(a)	The rate shown is the 7 day yield as of March 31, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $5,463,795.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

March 31, 2024 (Unaudited)
At March 31, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	116	5/15/2024	$6,457,026	$6,730,842	$273,816
Copper	89	5/29/2024	8,362,090	8,915,575	553,485
Lead LME *	27	5/15/2024	1,381,098	1,380,773	(325)
Nickel LME *	42	5/15/2024	4,073,774	4,198,862	125,088
Zinc LME *	62	5/15/2024	3,634,868	3,752,070	117,202
					$1,069,266

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

March 31, 2024 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended March 31, 2024.